UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05150

Cornerstone Strategic Value Fund, Inc.

(Exact name of registrant as specified in charter)

200A Executive Drive Edgewood, New York	11717
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

AST Fund Solutions, LLC 200A Executive Drive	Edgewood, NY 11717

(Name and address of agent for service)

Registrant's telephone number, including area code:  (866) 668-6558

Date of fiscal year end:      December 31

Date of reporting period:    March 31, 2013

Item 1.  Schedule of Investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2013 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.39%
CLOSED-END FUNDS - 46.16%
CONVERTIBLE SECURITIES - 0.80%
Advent Claymore Global Convertible Securities and Income Fund II	112,916	$812,995
AllianzGI Equity & Convertible Income Fund	3,178	57,236
		870,231
CORE - 2.40%
Adams Express Company (The)	20,400	239,496
Advent/Claymore Enhanced Growth & Income Fund	27,514	267,711
General American Investors Company, Inc.	32,041	1,000,640
Royce Micro-Cap Trust, Inc.	7,262	77,703
Tri-Continental Corporation	33,275	583,976
Zweig Fund, Inc. (The)	33,767	438,971
		2,608,497

CORPORATE DEBT INVESTMENT GRADE-LEVERAGED - 2.04%
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	100,155	1,327,054
Western Asset/Claymore Inflation-Linked Securities & Income Fund	65,367	885,723
		2,212,777

CORPORATE DEBT INVESTMENT GRADE-RATED - 0.97%
Cutwater Select Income Fund	4,259	85,436
Federated Enhanced Treasury Income Fund	47,044	644,032
Invesco Van Kampen Bond Fund	2,400	47,760
Morgan Stanley Income Securities Inc.	6,959	125,888
Transamerica Income Shares, Inc.	6,923	149,260
		1,052,376
DEVELOPED MARKET - 0.75%
Aberdeen Israel Fund, Inc.	2,400	34,656
New Germany Fund, Inc. (The)	2,635	44,373
Singapore Fund, Inc. (The)	22,517	319,741
Swiss Helvetia Fund, Inc. (The)	34,349	421,119
		819,889
EMERGING MARKETS - 2.85%
Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.	3,400	71,502
Central Europe and Russia Fund, Inc. (The)	5,029	164,800
India Fund, Inc. (The)	31,656	672,373
Morgan Stanley India Investment Fund, Inc. *	55,098	977,990
Templeton Dragon Fund, Inc	43,000	1,200,990
Templeton Russia and East European Fund, Inc.	825	12,202
		3,099,857
EMERGING MARKETS DEBT - 0.41%
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	26,549	442,041

FLEXIBLE INCOME - 0.99%
Putnam Master Intermediate Income Trust	55,158	287,373
Putnam Premier Income Trust	143,035	792,414
		1,079,787
GENERAL & INSURED LEVERAGED - 2.35%
Invesco Value Municipal Income Trust	8,989	145,179
Nuveen Dividend Advantage Municipal Fund 2	23,200	351,944
Nuveen Dividend Advantage Municipal Fund 3	55,923	836,049

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2013 (Unaudited) (Continued)

Description	No. of Shares	Value
Nuveen Dividend Advantage Municipal Income Fund	17,255	$257,272
Nuveen Premier Municipal Opportunity Fund, Inc.	57,606	868,122
Nuveen Quality Income Municipal Fund, Inc.	6,102	92,994
		2,551,560
GENERAL BOND - 0.55%
Nuveen Build America Bond Opportunity Fund	27,201	601,686

GLOBAL - 4.81%
AllianzGI Global Equity & Convertible Income Fund	26,543	384,343
Alpine Global Dynamic Dividend Fund	55,432	266,074
Alpine Total Dynamic Dividend Fund	155,967	637,905
Clough Global Allocation Fund	32,004	482,300
Clough Global Equity Fund	49,799	732,045
Clough Global Opportunities Fund	98,420	1,266,665
Delaware Enhanced Global Dividend and Income Fund	68,251	831,980
First Trust Active Dividend Income Fund	38,918	323,409
GDL Fund (The)	3,800	44,764
Lazard World Dividend & Income Fund, Inc.	13,234	184,085
Nuveen Global Value Opportunities Fund	5,700	80,712
		5,234,282
GLOBAL INCOME - 1.16%
Nuveen Multi-Currency Short-Term Government Income Fund	97,079	1,258,144

HIGH CURRENT YIELD (LEVERAGED) - 2.43%
DWS High Income Opportunities Fund, Inc.	76,315	1,183,646
First Trust Strategic High Income Fund II	45,045	777,477
Neuberger Berman High Yield Strategies Fund Inc.	48,281	685,590
		2,646,713
HIGH YIELD - 0.55%
First Trust High Income Long/Short Fund	31,411	596,181

INCOME & PREFERRED STOCK - 1.25%
John Hancock Premium Dividend Fund	4,000	56,680
Nuveen Quality Preferred Income Fund 3	10,400	94,224
Zweig Total Return Fund, Inc. (The)	92,536	1,204,819
		1,355,723
OPTION ARBITRAGE/OPTIONS STRATEGIES - 17.28%
AllianzGI International & Premium Strategy Fund	56,283	565,644
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	33,629	565,640
BlackRock Enhanced Capital & Income Fund, Inc.	7,093	92,280
BlackRock Enhanced Equity Dividend Trust	286,419	2,239,797
BlackRock Global Opportunities Equity Trust	330,406	4,586,035
BlackRock International Growth and Income Trust	251,613	1,919,807
Eaton Vance Enhanced Equity Income Fund	108,700	1,269,616
Eaton Vance Enhanced Equity Income Fund II	145,200	1,648,020
Eaton Vance Tax-Managed Diversified Equity Income Fund	371,208	3,771,473
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	142,415	1,327,308
ING Global Equity Dividend and Premium Opportunity Fund	72,000	666,720
Madison Strategic Sector Premium Fund	11,612	135,860
		18,788,200

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2013 (Unaudited) (Continued)

Description	No. of Shares	Value
PACIFIC EX JAPAN - 0.28%
Taiwan Fund, Inc. *	8,200	$134,316
Thai Fund, Inc. (The)	7,100	169,761
		304,077
REAL ESTATE - 0.13%
Neuberger Berman Real Estate Securities Income Fund Inc.	26,593	137,486

SECTOR EQUITY - 4.16%
BlackRock EcoSolutions Investment Trust	24,379	222,093
BlackRock Energy and Resources Trust	30,081	777,594
BlackRock Real Asset Equity Trust	101,967	1,019,670
BlackRock Utility and Infrastructure Trust	12,000	234,600
ING Risk Managed Natural Resources Fund	36,366	405,481
Petroleum & Resources Corporation	24,609	639,342
Reaves Utility Income Fund	46,214	1,223,747
		4,522,527

TOTAL CLOSED-END FUNDS		50,182,034

CONSUMER DISCRETIONARY - 5.57%
CBS Corporation - Class B	5,000	233,450
Comcast Corporation - Class A	20,655	867,717
Gap, Inc. (The)	4,000	141,600
Home Depot, Inc. (The)	11,600	809,448
Lowe's Companies, Inc.	9,000	341,280
News Corporation - Class B	5,000	153,800
NIKE, Inc. - Class B	8,000	472,080
Omnicom Group Inc.	2,500	147,250
Starbucks Corporation	4,000	227,840
Target Corporation	8,800	602,360
Time Warner Cable Inc.	1,966	188,854
Time Warner Inc.	7,900	455,198
TJX Companies, Inc. (The)	14,000	654,500
Viacom Inc. - Class B	2,950	181,632
Walt Disney Company (The)	10,200	579,360
		6,056,369
CONSUMER STAPLES - 5.81%
Altria Group, Inc.	20,800	715,312
Coca-Cola Company (The)	19,000	768,360
Colgate-Palmolive Company	5,000	590,150
Costco Wholesale Corporation	2,500	265,275
CVS Caremark Corporation	10,430	573,546
Kimberly-Clark Corporation	3,000	293,940
Philip Morris International, Inc.	12,000	1,112,520
Wal-Mart Stores, Inc.	26,700	1,997,961
		6,317,064
ENERGY - 6.27%
Chevron Corporation	11,732	1,393,996
Cameron International Corporation *	2,000	130,400
ConocoPhillips	13,974	839,837
EOG Resources, Inc.	3,500	448,245
Exxon Mobil Corporation	29,936	2,697,533

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2013 (Unaudited) (Continued)

Description	No. of Shares	Value
Marathon Oil Corporation	5,000	$168,600
Phillips 66	7,487	523,865
Schlumberger Limited	6,000	449,340
Valero Energy Corporation	3,000	136,470
WPX Energy, Inc. *	1,666	26,689
		6,814,975
FINANCIALS - 8.98%
AFLAC, Inc.	5,500	286,110
Allstate Corporation (The)	5,000	245,350
American Express Company	6,400	431,744
Ameriprise Financial, Inc.	2,500	184,125
Aon plc	5,500	338,250
BB&T Corporation	6,000	188,340
Berkshire Hathaway Inc. - Class B *	11,000	1,146,200
BlackRock, Inc. - Class A	1,500	385,320
Capital One Financial Corporation	4,500	247,275
Discover Financial Services	6,000	269,040
Fifth Third Bancorp	9,000	146,790
Franklin Resources, Inc.	2,500	377,025
JPMorgan Chase & Co.	34,132	1,619,905
Marsh & McLennan Companies, Inc.	5,000	189,850
MetLife, Inc.	7,000	266,140
Public Storage	2,000	304,640
State Street Corporation	3,500	206,815
SunTrust Banks, Inc.	6,000	172,860
T. Rowe Price Group, Inc.	2,000	149,740
U.S. Bancorp	18,401	624,346
Wells Fargo & Company	47,800	1,768,122
Weyerhaeuser Company	7,000	219,660
		9,767,647
HEALTH CARE - 6.48%
Abbott Laboratories	13,200	466,224
AbbVie Inc.	13,200	538,296
Allergan, Inc.	3,000	334,890
Amgen Inc.	7,800	799,578
Biogen Idec Inc. *	4,000	771,640
Bristol-Myers Squibb Company	19,000	782,610
Cardinal Health, Inc.	2,950	122,779
Celgene Corporation *	6,000	695,460
Cigna Corporation	2,500	155,925
Covidien plc	2,099	142,396
Intuitive Surgical, Inc. *	500	245,595
Johnson & Johnson	10,000	815,300
McKesson Corporation	1,800	194,328
Merck & Company, Inc.	22,267	984,869
		7,049,890
INDUSTRIALS - 5.23%
3M Company	7,000	744,170
Deere & Company	6,500	558,870
Dover Corporation	2,000	145,760
Emerson Electric Company	7,000	391,090

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2013 (Unaudited) (Continued)

Description	No. of Shares	Value
General Electric Company	59,000	$1,364,080
Honeywell International Inc.	5,000	376,750
Illinois Tool Works, Inc.	5,000	304,700
Lockheed Martin Corporation	3,000	289,560
Precision Castparts Corporation	2,000	379,240
Union Pacific Corporation	4,000	569,640
United Technologies Corporation	6,000	560,580
		5,684,440
INFORMATION TECHNOLOGY - 10.41%
Apple Inc.	6,900	3,054,147
Automatic Data Processing, Inc.	4,000	260,080
Cognizant Technology Solutions Corporation - Class A *	2,500	191,525
eBay Inc. *	10,000	542,200
Google Inc. - Class A *	1,000	794,030
International Business Machines Corporation	6,100	1,301,130
Intuit Inc.	2,500	164,125
MasterCard Incorporated - Class A	1,200	649,356
Microsoft Corporation	41,800	1,195,898
Oracle Corporation	34,272	1,108,356
QUALCOMM Incorporated	13,000	870,350
Visa Inc. - Class A	6,000	1,019,040
Yahoo! Inc. *	7,000	164,710
		11,314,947
MATERIALS - 1.37%
Air Products & Chemicals, Inc.	2,000	174,240
Dow Chemical Company (The)	7,000	222,880
Ecolab Inc.	2,500	200,450
International Paper Company	2,000	93,160
Monsanto Company	5,000	528,150
PPG Industries, Inc.	2,000	267,880
		1,486,760
TELECOMMUNICATION SERVICES - 1.57%
AT&T, Inc.	25,039	918,681
Verizon Communications, Inc.	16,000	786,400
		1,705,081
UTILITIES - 1.54%
Consolidated Edison, Inc.	4,000	244,120
Duke Energy Corporation	7,879	571,937
NextEra Energy, Inc.	4,000	310,720
Public Service Enterprises Group, Inc.	4,500	154,530
Southern Company (The)	6,000	281,520
Xcel Energy Inc.	4,000	118,800
		1,681,627
TOTAL EQUITY SECURITIES (cost - $90,777,793)		108,060,834

SHORT-TERM INVESTMENTS - 1.27%
MONEY MARKET FUNDS - 1.27%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%^ (cost - $1,382,535)	1,382,535	1,382,535

TOTAL INVESTMENTS - 100.66% (cost - $92,160,328)		109,443,369

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2013 (Unaudited) (Concluded)

Description	No. of Shares	Value
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.66)%	$(723,139)

NET ASSETS - 100.00%	$108,720,230

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of March 31, 2013.

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
MARCH 31, 2013 (UNAUDITED)

Federal Income Tax Cost: The following information is computed on a tax basis for each item as of March 31, 2013:

Cost of portfolio investments	$92,160,328
Gross unrealized appreciation	$17,797,612
Gross unrealized depreciation	(514,571)
Net unrealized appreciation	$17,283,041

As required by the Fair Value Measurement and Disclosures Topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 - quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 - quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 - model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's investments carried at value:

VALUATION INPUTS	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 – Quoted Prices
Equity Investments	$108,060,834	$-
Short-Term Investments	1,382,535	-
Level 2 – Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$109,443,369	$-

* Other financial instruments include futures, forwards and swap contracts, if any.

The breakdown of the Fund's investments into major categories 1s disclosed in its Schedule of Investments.

As of March 31, 2013, the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at March 31, 2013.

The disclosures for the Fund's fiscal year beginning January 1, 2013 relate to presenting separately any Level 3 purchases, sales, issuances and settlements on a gross basis instead of one net amount. Management has evaluated the impact of ASU No. 2010-6 for the required disclosures.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the three months ended March 31, 2013, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on March 4, 2013 with a file number 811-05150.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.cornerstonestrategicvaluefund.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.  Controls and Procedures.

(a)   Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Strategic Value Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	May 20, 2013

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer (Principal Financial Officer)

Date	May 20, 2013

* Print the name and title of each signing officer under his or her signature.